Commitments and Contingencies - Narrative (Details) - USD ($)					6 Months Ended	12 Months Ended			144 Months Ended	150 Months Ended
	Jun. 05, 2017	May 22, 2017	Sep. 23, 2016	Dec. 23, 2013	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies
Term barred from conducting any outbound telemarketing	2 years
Phase two expected expenditures						$ 10,000,000,000
Litigation expense (Note 12)								$ 295,695,000
Unrecognized tax benefits						208,152,000	$ 194,136,000	201,162,000	$ 208,152,000		$ 201,693,000
Total rent expense for operating leases						$ 357,000,000	449,000,000	$ 473,000,000
Other accrued expenses
Commitments and Contingencies
Claim amount		$ 1,200
Maximum
Commitments and Contingencies
Term of programming contracts						10 years
Minimum
Commitments and Contingencies
Term of programming contracts						1 year
Dish Network
Commitments and Contingencies
Payment to acquire certain wireless licenses and related assets						$ 11,000,000,000	11,000,000,000		11,000,000,000	$ 11,000,000,000
Dish Network | Maximum
Commitments and Contingencies
Phase one expected expenditures						500,000,000
Dish Network | Minimum
Commitments and Contingencies
Phase one expected expenditures						250,000,000
Northstar Spectrum And SNR Holdco
Commitments and Contingencies
Non-controlling investments						10,000,000,000			10,000,000,000			$ 10,000,000,000
Northstar Spectrum And SNR Holdco | DISH Network L.L.C.
Commitments and Contingencies
Non-controlling investments						10,000,000,000			10,000,000,000
Northstar Spectrum And SNR Holdco | Dish Network
Commitments and Contingencies
Non-controlling investments					$ 10,000,000,000	$ 10,000,000,000			10,000,000,000	10,000,000,000
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company
Commitments and Contingencies
Bidding credit credits			25.00%
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company | Maximum
Commitments and Contingencies
Claim amount			$ 11,000
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company | Minimum
Commitments and Contingencies
Claim amount			$ 5,500
Krakauer Action
Commitments and Contingencies
Claim amount							10,760,000
Krakauer Action | Other accrued expenses
Commitments and Contingencies
Loss Contingency Accrual							61,000,000
Telemarketing Litigation
Commitments and Contingencies
Demonstration requirements period	5 years
Loss Contingency Accrual	$ 280,000,000
Period of injunctive relief sought from placing any outbound telemarketing calls to market or promote its goods or services					5 years	5 years
Telemarketing Litigation | DISH Network L.L.C.
Commitments and Contingencies
Claim amount				$ 270,000,000		$ 270,000,000
Telemarketing Litigation | Other accrued expenses
Commitments and Contingencies
Loss Contingency Accrual					$ 280,000,000	280,000,000	$ 280,000,000		280,000,000	280,000,000
ClearPlay, Inc.
Commitments and Contingencies
Loss contingency					$ 543,000,000	$ 543,000,000			$ 543,000,000	$ 543,000,000